Equity Investments in Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments in Real Estate
Schedule of Equity Method Investments

	Ownership Interest	Carrying Value at December 31,
Lessee	at December 31, 2012	2012	2011
True Value Company (a)	50%	$43,100	$44,887
The New York Times Company (b)	27%	34,579	32,960
U-Haul Moving Partners, Inc. and Mercury Partners, LP (a)	31%	30,932	31,886
Advanced Micro Devices, Inc. (a) (c)	67%	28,619	32,185
Schuler A.G. (a) (c) (d)	33%	21,178	20,951
Hellweg Die Profi-Baumarkte GmbH & Co. KG (Hellweg 1) (a) (d)	25%	20,837	20,460
The Upper Deck Company (a) (c) (e)	50%	7,998	9,880
Frontier Spinning Mills, Inc. (b)	40%	6,265	6,255
Del Monte Corporation (a)	50%	5,580	6,868
Police Prefecture, French Government (a) (d) (f)	50%	5,010	5,537
Actebis Peacock GmbH (b) (d)	30%	4,477	4,638
TietoEnator Plc (a) (d) (g)	40%	3,895	6,271
Barth Europa Transporte e.K/MSR Technologies GmbH (formerly Lindenmaier A.G.) (a) (d) (h)	33%	3,219	4,155
Town Sports International Holdings, Inc. (formerly LifeTime Fitness, Inc.) (a)	56%	3,203	3,485
Actuant Corporation (a) (d)	50%	2,711	2,618
Consolidated Systems, Inc. (a) (c)	40%	2,004	2,092
OBI A.G. (a) (d) (f)	25%	1,819	3,310
Thomson Broadcast, Veolia Transport, and Marchal Levage (formerly Thales S.A.) (a) (d) (i)	35%	1,606	512
Talaria Holdings, LLC (a)	27%	453	691
Pohjola Non-life Insurance Company (a) (d) (j)	40%	190	4,662
		$227,675	$244,303

Schedule Of Venture Properties Financial Information

	2012	2011
Real estate, net	$936,505	$879,158
Other assets	903,857	744,420
Total assets	1,840,362	1,623,578
Non-recourse and limited-recourse debt	(932,288)	(971,169)
Accounts payable, accrued expenses, and other liabilities	(130,857)	(89,334)
Total liabilities	(1,063,145)	(1,060,503)
Noncontrolling interests	(68,358)	(68,353)
Partners’/members’ equity	$708,859	$494,722

		Years Ended December 31,
		2012	2011	2010
Revenues		$174,159	$176,184	$142,918
Expenses		(97,830)	(99,060)	(82,338)
Impairment charges	(a)	-	-	(4,145)
(Loss) gain on extinguishment of debt	(b)	(206)	2,464	-
Net income from continuing operations		$76,123	$79,588	$56,435
Net income attributable to the equity investments	(c) (d) (e)	$76,951	$82,635	$56,435